Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-35934
Entity Registrant Name	Mexican Economic Development, Inc.
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	General Anaya No. 601 Pte.
Entity Address, Address Line Two	Colonia Bella Vista
Entity Address, City or Town	Monterrey
Entity Address, State or Province	NL
Entity Address, Postal Zip Code	64410
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001061736
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Auditor Firm ID	1284	1243
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Juan F. Fonseca
City Area Code	52-818
Local Phone Number	328-6167
Contact Personnel Email Address	investor@femsa.com
Entity Address, Address Line One	General Anaya No. 601 Pte.
Entity Address, Address Line Two	Colonia Bella Vista
Entity Address, City or Town	Monterrey
Entity Address, State or Province	NL
Entity Address, Postal Zip Code	64410
Entity Address, Country	MX
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	FMX
Security Exchange Name	NYSE
4.375% Senior Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	4.375% Senior Notes due 2043
Trading Symbol	FMX43
Security Exchange Name	NYSE
3.500% Senior Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2050
Trading Symbol	FMX50
Security Exchange Name	NYSE
“BD” Units
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,058,976,447
“B” Units
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,417,048,500